PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                              STRONG INCOME FUNDS
                                 INVESTOR CLASS

                                STRONG BOND FUND
                           STRONG CORPORATE BOND FUND
                       STRONG GOVERNMENT SECURITIES FUND
                          STRONG HIGH-YIELD BOND FUND
                          STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND

              Supplement to the Prospectus dated February 29, 2000


STRONG CORPORATE BOND FUND
Effective October 31, 2000, Ms. Janet S. Rilling will become a co-manager of the Strong Corporate Bond Fund. Ms. Rilling has over five years of investment experience and is a Chartered Financial Analyst and Certified Public Accountant. She was a research analyst intern at Strong from May 1994 to August 1994 and joined Strong as a fixed income research analyst in July 1995. From September 1990 to August 1993, Ms. Rilling was employed at Coopers & Lybrand as an auditor. She received her bachelors degree in Accounting and Finance from the University of Wisconsin in 1990 and her masters degree in Finance from the University of Wisconsin in 1995.



Effective June 30, 2000, Messrs. John T. Bender and Jeffrey A. Koch are the co-managers of the Corporate Bond Fund.


          The date of this Prospectus Supplement is October 27, 2000.

           PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                              STRONG INCOME FUNDS
                                 ADVISOR CLASS

                                STRONG BOND FUND
                           STRONG CORPORATE BOND FUND
                       STRONG GOVERNMENT SECURITIES FUND
                          STRONG HIGH-YIELD BOND FUND
                          STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND

              Supplement to the Prospectus dated February 29, 2000


STRONG CORPORATE BOND FUND
Effective October 31, 2000, Ms. Janet S. Rilling will become a co-manager of the Strong Corporate Bond Fund. Ms. Rilling has over five years of investment experience and is a Chartered Financial Analyst and Certified Public Accountant. She was a research analyst intern at Strong from May 1994 to August 1994 and joined Strong as a fixed income research analyst in July 1995. From September 1990 to August 1993, Ms. Rilling was employed at Coopers & Lybrand as an auditor. She received her bachelors degree in Accounting and Finance from the University of Wisconsin in 1990 and her masters degree in Finance from the University of Wisconsin in 1995.

Effective June 30, 2000, Messrs. John T. Bender and Jeffrey A. Koch are the co-managers of the Corporate Bond Fund.

STRONG BOND FUND
STRONG CORPORATE BOND FUND
STRONG GOVERNMENT SECURITIES FUND
STRONG HIGH-YIELD BOND FUND
STRONG SHORT-TERM BOND FUND
STRONG SHORT-TERM HIGH YIELD BOND FUND
Effective May 19, 2000, the Funds no longer intend to charge a front-end sales load. Any information describing the front-end sales load in the prospectus is deleted.





          The date of this Prospectus Supplement is October 27, 2000.

           PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                              STRONG INCOME FUNDS
                              INSTITUTIONAL CLASS

                                STRONG BOND FUND
                           STRONG CORPORATE BOND FUND
                       STRONG GOVERNMENT SECURITIES FUND
                          STRONG SHORT-TERM BOND FUND

              Supplement to the Prospectus dated February 29, 2000


STRONG CORPORATE BOND FUND
Effective October 31, 2000, Ms. Janet S. Rilling will become a co-manager of the Strong Corporate Bond Fund. Ms. Rilling has over five years of investment experience and is a Chartered Financial Analyst and Certified Public Accountant. She was a research analyst intern at Strong from May 1994 to August 1994 and joined Strong as a fixed income research analyst in July 1995. From September 1990 to August 1993, Ms. Rilling was employed at Coopers & Lybrand as an auditor. She received her bachelors degree in Accounting and Finance from the University of Wisconsin in 1990 and her masters degree in Finance from the University of Wisconsin in 1995.

Effective June 30, 2000, Messrs. John T. Bender and Jeffrey A. Koch are the co-managers of the Corporate Bond Fund.





          The date of this Prospectus Supplement is October 27, 2000.